Investments - Schedule of Gross Unrealized Losses on Fixed Maturity Securities and Equity Securities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) security	Dec. 31, 2015 USD ($) security
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Total	$ 66,845
Unrealized losses on securities in a continuous unrealized loss position
Total gross unrealized losses as a percentage of the aggregate fair value of the related securities	2.00%	6.00%
Percentage of gross unrealized losses in a continuous loss position for less than twelve months	84.00%	90.00%
Number of individual securities comprising total gross unrealized losses | security	69	228
Fixed maturity securities
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	$ 63,615	$ 288,792
Fair value of securities in a continuous unrealized loss position, 12 months or more	3,230	11,360
Fair value of securities in a continuous unrealized loss position, Total	66,845	300,152
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(1,412)	(18,416)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(306)	(1,939)
Unrealized losses on securities in a continuous unrealized loss position, Total	(1,718)	(20,355)
Fixed maturity securities | Commercial mortgage-backed
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	3,245
Fair value of securities in a continuous unrealized loss position, 12 months or more	0
Fair value of securities in a continuous unrealized loss position, Total	3,245
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(181)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	0
Unrealized losses on securities in a continuous unrealized loss position, Total	(181)
Fixed maturity securities | Residential mortgage-backed
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	1,900	5,820
Fair value of securities in a continuous unrealized loss position, 12 months or more	0	522
Fair value of securities in a continuous unrealized loss position, Total	1,900	6,342
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(58)	(91)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	0	(9)
Unrealized losses on securities in a continuous unrealized loss position, Total	(58)	(100)
Fixed maturity securities | U.S. corporate
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	55,335	215,774
Fair value of securities in a continuous unrealized loss position, 12 months or more	1,260	9,803
Fair value of securities in a continuous unrealized loss position, Total	56,595	225,577
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(1,104)	(12,481)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(240)	(1,579)
Unrealized losses on securities in a continuous unrealized loss position, Total	(1,344)	(14,060)
Fixed maturity securities | Foreign corporate
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	3,135	67,198
Fair value of securities in a continuous unrealized loss position, 12 months or more	1,970	1,035
Fair value of securities in a continuous unrealized loss position, Total	5,105	68,233
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(69)	(5,844)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(66)	(351)
Unrealized losses on securities in a continuous unrealized loss position, Total	(135)	(6,195)
Equity securities | Non-redeemable preferred stocks
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	13,404	16,307
Fair value of securities in a continuous unrealized loss position, 12 months or more	0	4,573
Fair value of securities in a continuous unrealized loss position, Total	13,404	20,880
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(184)	(330)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	0	(139)
Unrealized losses on securities in a continuous unrealized loss position, Total	$ (184)	$ (469)